UNAUDITED INTERIM CONDENSED AND CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Statement of comprehensive income [abstract]
Net (loss) income		$ 252	$ 184	$ 778	$ 998
Items that will not be reclassified subsequently to profit or loss:
Revaluation of asset retirement obligation		2	1	3	(13)
Unrealized actuarial gains (losses)		1	(1)	(7)	34
Taxes on the above items		(1)	0	1	(6)
Share of income (losses) from investments in associates and joint ventures		1	(1)	(1)	(3)
Other comprehensive income that will not be reclassified to profit or loss, net of tax		3	(1)	(4)	12
Items that may be reclassified subsequently to profit or loss:
Foreign currency translation		1,330	(145)	1,806	(586)
Cash flow hedge		(209)	13	(331)	189
Net investment hedge		(154)	11	(187)	18
Taxes on the above items		34	8	78	2
Share of (losses) income from investments in associates and joint ventures		(310)	15	(422)	126
Other comprehensive income that will be reclassified to profit or loss, net of tax		691	(98)	944	(251)
Total other comprehensive income (loss)		694	(99)	940	(239)
Comprehensive income		946	85	1,718	759
Attributable to:
Limited partners		80	(72)	165	(40)
General partner		80	73	160	147
Non-controlling interest attributable to:
Redeemable Partnership Units held by Brookfield		32	(30)	68	(17)
BIPC exchangeable shares and class A.2 exchangeable shares		23	(21)	47	(12)
Exchangeable units	[1]	1	0	2	1
Interest of others in operating subsidiaries		$ 730	$ 135	$ 1,276	$ 680

[1]	1.Includes non-controlling interest attributable to Exchange LP units and BIPC exchangeable LP units.